INVESTMENTS IN AFFILIATES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other investments
Carrying Value	$ 232,980	$ 236,928
Lingang Frontier (Yangzhou) CSI New Energy Investment Fund, LP
Other investments
Carrying Value	$ 54,254	$ 42,357
Ownership Percentage	44.90%	44.30%
Suzhou Financial Leasing Co., Ltd.
Other investments
Carrying Value	$ 32,578	$ 30,048
Ownership Percentage	3.00%	3.00%
RE Crimson Holdings LLC
Other investments
Carrying Value	$ 25,230	$ 26,551
Ownership Percentage	20.00%	20.00%
Panati Holding S.A.
Other investments
Carrying Value	$ 21,199	$ 28,185
Ownership Percentage	30.00%	30.00%	30.00%
Marangatu Holding S.A.
Other investments
Carrying Value	$ 19,640	$ 30,790
Ownership Percentage	30.00%	30.00%	30.00%
Canadian Solar Infrastructure Fund, Inc.
Other investments
Carrying Value	$ 17,078	$ 17,677
Ownership Percentage	14.90%	14.50%
Lavras Solar Holding S.A.
Other investments
Carrying Value	$ 12,296	$ 12,881
Ownership Percentage	20.00%	20.00%
Others
Other investments
Carrying Value	$ 50,705	$ 48,439
Others | Minimum
Other investments
Ownership Percentage	1.80%	2.20%
Others | Maximum
Other investments
Ownership Percentage	49.00%	49.00%